Income and related expenses	12 Months Ended
Dec. 31, 2022
Income And Related Expenses
Income and related expenses

6. Income and related expenses

a) Interest income and gains (losses) on financial instruments

	2022	2021	2020

Interest income – credit card	1,014,875	357,831	217,356
Interest income - lending	932,196	292,701	38,926
Interest income – other assets at amortized cost	388,736	66,202	37,833
Interest income – other receivables	161,004	17,236	149
Interest income and gains (losses) on financial instruments at fair value	1,058,402	312,776	88,658
Financial assets at fair value	1,087,619	309,196	84,819
Other	(29,217)	3,580	3,839
Total interest income and gains (losses) on financial instruments	3,555,213	1,046,746	382,922

The interest income presented above from credit card, lending, other assets at amortized cost and other receivables represents interest revenue calculated using the effective interest method. Financial assets at fair value comprises interest and the fair value changes on financial assets at fair value.

b) Fee and commission income

	2022	2021	2020

Interchange fees	917,373	471,505	254,327
Recharge fees	77,469	48,378	15,287
Rewards revenue	22,438	26,857	23,524
Late fees	104,499	49,951	31,237
Other fee and commission income	115,239	65,766	29,836
Customer Program ("NuSócios") (note 1b)	-	(11,180)	-
Total fee and commission income	1,237,018	651,277	354,211

Fee and commission income are presented by fee types that reflect the nature of the services offered by the Group. Recharge fees comprise the selling price of telecom prepaid credits to customers, net of acquisition costs.

On September 26, 2022, the Brazilian Central Bank (“BACEN”) issued Resolution No 246 ("Resolution 246"), which established that the maximum limit for the interchange fee levied on all prepaid card transactions in Brazil will be 0.70%. The new rules will become effective on April 1, 2023.

c) Interest and other financial expenses

	2022	2021	2020

Interest expense on deposits	1,407,898	317,420	87,325
Other interest and similar expenses	140,005	49,924	26,599
Interest and other financial expenses	1,547,903	367,344	113,924

d) Transactional expenses

	2022	2021	2020

Bank slip costs	33,963	36,149	46,480
Rewards expenses	42,422	36,885	29,624
Credit and debit card network costs	54,987	22,705	24,986
Other transactional expenses	45,055	21,380	25,725
Total transactional expenses	176,427	117,119	126,815

Transactional expenses comprise all the costs that are directly attributable to the payment network cycle. Payment network cycle costs include amounts related to data processing, payment scheme license fees, losses from chargeback relating to the credit and debit card transactions, costs relating to rewards program to fulfill the use of the points by customers, and other costs related to the connection to the payment.

Credit and debit card network costs are related to the payment programs license, which is a variable fee paid to Mastercard and other card programs to enable communications between network participants, access to specific reports, expenses related to projects involving the development of new functions, operational fixed fees, fees related to chargeback restatements and royalties.